NeoForce Group, Inc. Acquisition	9 Months Ended
Sep. 30, 2015
Business Combinations [Abstract]
NeoForce Group, Inc. Acquisition

Note 12. NeoForce Group, Inc. Acquisition

On September 8, 2015, the Company through its wholly owned subsidiary Neoforce, Inc, acquired substantially all of the assets of NeoForce Group in exchange for an upfront cash payment of $1.0 million. In addition, the Company agreed to pay the former NeoForce shareholder an annual royalty payment for a period of 36 months (“Royalty”) in the low single digits based on net sales of NeoForce Group products that were acquired by the Company. As of September 30, 2015, the Company recorded $1,928 of Royalty payable.

The acquisition of NeoForce Group strengthens the Company’s commitment to leveraging technology to address unmet needs in neonatology, which is a high growth segment in the healthcare business. The Company plans to leverage the expertise and hospital relationships of NeoForce Group to accelerate the adoption of CoSense.

The transaction has been accounted for as a business combination under the acquisition method of accounting. Accordingly, the tangible assets and identifiable intangible assets acquired and liabilities assumed have been recorded at fair value, with the remaining purchase price recorded as goodwill. The fair values of current assets and liabilities approximated their book value. The fair values of acquired assets and liabilities are based on preliminary cash flow projections and other assumptions. The fair values of acquired intangible assets were determined using several significant unobservable inputs for projected cash flows and a discount rate. These inputs are considered Level 3 inputs under the fair value measurements and disclosure guidance.

The agreement to pay the annual Royalty resulted in the recognition of a contingent consideration, which is recognized at the inception of the transaction, and subsequent changes to estimate of the amounts of contingent consideration to be paid will be recognized as charges or credits in the statement of operations. The fair value of the contingent consideration is based on preliminary cash flow projections, growth in expected product sales and other assumptions. Based on the assumptions, the fair value of the Royalty was determined to be $153,000 at the date of acquisition and at September 30, 2015. The fair value of the royalty was determined by applying the income approach, using several significant unobservable inputs for projected cash flows and a discount rate of 20% commensurate with the Company’s cost of capital and expectation of the revenue growth for products at their life cycle stage. These inputs are considered Level 3 inputs under the fair value measurements and disclosure guidance.

The aggregate purchase price consideration was as follows (in thousands):

Cash consideration	$1,000
Fair value of contingent consideration	153

Total purchase price consideration	$1,153

The fair values of assets acquired at the transaction date are summarized below:

Net tangible assets acquired	$39
Customer contracts	260
Patents	136
Goodwill	718

Net Assets Acquired	$1,153

Goodwill is an unidentifiable asset and, as such, can only be measured as a residual. A significant component of the NeoForce goodwill, which did not meet the criteria for separate recognition as an intangible asset was a skilled and assembled workforce. The founder of NeoForce Group, who became the General Manager of Neonatology at the Company, brings 25 years of medical device sales, operations and product development experience at neonatology focused companies. The Company plans to use his expertise and broad relationships with top tier hospitals across the United States to accelerate the adoption of its CoSense ETCO monitor. The Company also expects to achieve synergies in the areas of accounting, informational technology, sales & marketing and other general administration expenses through the combination.

The following table presents the unaudited pro forma results of Capnia, Inc. (including the operations of Neoforce Group) for the nine months ended September 30, 2014 and the nine months ended September 30, 2015 (in thousands, except per share amounts). The unaudited pro forma financial information combines the results of operations of Capnia and NeoForce Group as though the companies had been combined as of the beginning of each of the fiscal periods presented. As of September 8, 2015, the date of the acquisition, the results of NFI have been combined with Capnia as a wholly-owned subsidiary. The unaudited pro forma financial information is presented for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of fiscal 2014 or 2015.

	September 30,	September 30
	2015	2014
Pro forma total revenues	$928	$710
Pro forma net loss	$(13,122)	$(6,040)
Pro forma net loss per share – basic and diluted	$(1.60)	$(11.27)
Pro forma weighted-average shares-basic and diluted	7,243,164	535,685

For the three months ended September 30, 2015, NeoForce, Inc. revenue and net income included in the Company’s Consolidated Operations and Net Loss were $64,000 and $13,000, respectively.